SOUTHTRUST BOND FUND

SOUTHTRUST INCOME FUND

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIOS OF SOUTHTRUST FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED

-------------------------------------------------------------------------------

JUNE 30, 2000, REVISED OCTOBER 31, 2000

At the Board of Directors ("Directors") meeting held on December 12, 2000, the Directors of the SouthTrust Funds (the "Funds") approved a change to the Fund's Guidelines for Securities Lending to increase the amount of portfolio assets that a Fund can loan from 20% of its total assets to 33? %. This increased amount is consistent with industry norms for Securities Lending.

Accordingly, please replace the Securities in Which the Fund Invest table on page 2 with the following:

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Funds may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P =Principal investment of the Funds;

A = Acceptable (but not principal) investment of the Funds; or

N = Not an acceptable investment of the Funds.

                                                              ALABAMA TAX
SECURITIES                              BOND FUND INCOME     FREE INCOME
                                                   FUND       FUND

Equity Securities                       N         A          N
   Common Stocks                        N         A          N
   Preferred Stocks                     A         A          N
   Warrants                             N         A          N
Fixed Income Securities                 P         P          A
   Treasury Securities                  P         P          A
   Agency Securities                    P         P          N
   Corporate Debt Obligations 1         P         P          N
      Commercial Paper                  A         A          N
      Demand Instruments                A         A          N
   Taxable Municipal Bonds              A         A          N
   Mortgage-Backed Securities 2         P         P          N
   Collateralized Mortgage Obligations  P         P          N
(CMOs)
      Sequential CMOs                   P         P          N
      PACs, TACs and Companion Classes  P         P          N
      IOs and POs                       A         A          N
      Floaters and Inverse Floaters     A         A          N
      Z Classes and Residual Classes    A         A          N
   Asset Backed Securities              P         P          N
   Zero Coupon Securities               A         A          N
   Bank Instruments                     A         A          A
   Credit Enhancement                   A         A          A
Convertible Securities 3                A         A          N
Tax Exempt Securities                   N         N          P
   General Obligation Bonds             N         N          P
   Special Revenue Bonds                N         N          P
     Private Activity Bonds             N         N          A
   Tax Increment Financing Bonds        N         N          A
   Municipal Notes                      N         N          A
Variable Rate Demand Instruments        A         A          A
Foreign Securities                      A         A          N
   Depositary Receipts                  A         A          N
   Foreign Government Securities        A         A          N
Derivative Contracts                    A         A          A
Special Transactions                    A         A          A
   Repurchase Agreements                A         A          A
   Reverse Repurchase Agreements        A         A          N
   Delayed Delivery Transactions        A         A          N
   To Be Announced Securities           A         A          N
   Securities Lending 4                 A         A          A
   Asset Coverage                       A         A          A
Investing in Securities of Other        A         A          A
Investment Companies

Illiquid Securities                     A         A          A
1. THE BOND FUND AND INCOME FUND MAY INVEST IN CORPORATE DEBT OBLIGATIONS WHICH ARE RATED, AT THE TIME OF PURCHASE, INVESTMENT GRADE BY AN NRSRO, OR, IF UNRATED, ARE OF COMPARABLE QUALITY AS DETERMINED BY THE ADVISER. IF A SECURITY'S RATING IS REDUCED BELOW THE REQUIRED MINIMUM AFTER A FUND HAS PURCHASED IT, THE FUND IS NOT REQUIRED TO SELL THE SECURITY, BUT MAY CONSIDER DOING SO.

-----------------------------------------------------------------------------
2. THE BOND FUND AND INCOME FUND WILL INVEST IN MORTGAGE BACKED SECURITIES WHICH ARE RATED, AT THE TIME OF PURCHASE, INVESTMENT GRADE BY AN NRSRO, OR IF UNRATED, OF COMPARABLE QUALITY AS DETERMINED BY THE ADVISER.

     3. THE BOND FUND AND INCOME FUND WILL INVEST IN CONVERTIBLE SECURITIES WHICH ARE RATED, AT THE TIME OF PURCHASE, INVESTMENT GRADE BY AN NRSRO, OR IF UNRATED, OF COMPARABLE QUALITY AS DETERMINED BY THE ADVISER.

     4. SUCH LOANS WILL NOT EXCEED 33?% OF A FUND'S TOTAL ASSETS. LOANS OF PORTFOLIO SECURITIES BY A FUND WILL BE COLLATERALIZED BY CASH, LETTERS OF CREDIT OR U.S. GOVERNMENT SECURITIES WHICH ARE MAINTAINED AT ALL TIMES IN AN AMOUNT EQUAL TO AT LEAST 100% OF THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.



                                                February 20, 2001



Federated Securities Corp., Distributor

Cusip       844734202
      844734400
      844734608

26142 (1/01)






SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

A PORTFOLIO OF SOUTHTRUST FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000, REVISED OCTOBER 31, 2000

-----------------------------------------------------------------------------
At the Board of Directors ("Directors") meeting held on December 12, 2000, the Directors of the SouthTrust Funds (the "Funds") approved a change to the Fund's Guidelines for Securities Lending to increase the amount of portfolio assets that a Fund can loan from 20% of its total assets to 33? %. This increased amount is consistent with industry norms for Securities Lending.

Accordingly, please replace the Securities in Which the Fund Invest table on page 2 with the following:

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; or

A = Acceptable (but not principal) investment of the Fund;

Fixed Income Securities              A
     Treasury Securities             P
     Zero Coupon Securities          A
Variable Rate Demand Instruments     A
Special Transactions                 A
     Repurchase Agreements           P
     Reverse Repurchase Agreements   A
    Delayed Delivery                 A
        To Be Announced Securities   A
        Securities Lending 1         A
       Asset Coverage                A
Investing in Securities of Other     A
Investment Companies
Illiquid Securities                  A
1. SUCH LOANS WILL NOT EXCEED 33?% OF A FUND'S TOTAL ASSETS. LOANS OF PORTFOLIO SECURITIES BY A FUND WILL BE COLLATERALIZED BY CASH, LETTERS OF CREDIT OR U.S. GOVERNMENT SECURITIES WHICH ARE MAINTAINED AT ALL TIMES IN AN AMOUNT EQUAL TO AT LEAST 100% OF THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.
-------------------------------------------------------------------------------






                                                February 20, 2001

Federated Securities Corp., Distributor

Cusip       844734103

26145 (1/01)







SOUTHTRUST VALUE FUND

SOUTHTRUST GROWTH FUND

PORTFOLIOS OF SOUTHTRUST FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000, REVISED OCTOBER 31, 2000

--------------------------------------------------------------------------------
At the Board of Directors ("Directors") meeting held on December 12, 2000, the Directors of the SouthTrust Funds (the "Funds") approved a change to the Fund's Guidelines for Securities Lending to increase the amount of portfolio assets that a Fund can loan from 20% of its total assets to 33? %. This increased amount is consistent with industry norms for Securities Lending.

Accordingly, please replace the Securities in Which the Fund Invest table on page 2 with the following:

SECURITIES IN WHICH THE FUND INVESTS

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their respective investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund; or

A = Acceptable (but not principal) investment of a Fund;

SECURITIES                                   VALUE FUND GROWTH
                                                FUND

Equity Securities                            P          P
Common Stocks                                P          P
Preferred Stocks                             A          A
Real Estate Trusts                           A          A
Warrants                                     A          A
Fixed Income Securities                      A          A
   Treasury Securities                       A          A
Agency Securities                            A          A
   Corporate Debt Securities                 A          A
      Commercial Paper                       A          A
      Demand Instruments                     A          A
Zero Coupon Securities                       A          A
   Bank Instruments                          A          A
    Credit Enhancement                       A          A
Variable Rate Demand Notes                   A          A
Convertible Securities 1                     A          A
Foreign Securities                           A          A
   Depositary Receipts                       A          A
    Brady Bonds                              A          A
Derivative Contracts                         A          A
    Futures Contracts                        A          A
    Options                                  A          A
    Hybrid Instruments                       A          A
1. ALTHOUGH THE VALUE FUND MAY ACQUIRE CONVERTIBLE SECURITIES THAT ARE RATED BELOW INVESTMENT GRADE, THE COMPANY DOES NOT EXPECT THAT INVESTMENTS IN LOWER RATED CONVERTIBLE SECURITIES WILL EXCEED 5% OF THE VALUE OF THE TOTAL ASSETS AT THE TIME OF PURCHASE.

--------------------------------------------------------------------------------
Special Transactions                         A          A
   Repurchase Agreements                     A          A
   Reverse Repurchase Agreements             A          N
   Delayed Delivery                          A          A
   To Be Announced Securities                A          A
Securities Lending 2                         A          A
   Asset Coverage                            A          A
Investing in Securities of Other Investment  A          A
Illiquid Securities                          A          A
2. SUCH LOANS WILL NOT EXCEED 33?% OF A FUND'S TOTAL ASSETS. LOANS OF PORTFOLIO SECURITIES BY A FUND WILL BE COLLATERALIZED BY CASH, LETTERS OF CREDIT OR U.S. GOVERNMENT SECURITIES WHICH ARE MAINTAINED AT ALL TIMES IN AN AMOUNT EQUAL TO AT LEAST 100% OF THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.
--------------------------------------------------------------------------------






                                          February 20, 2001



Federated Securities Corp., Distributor

Cusip       844734301
      844734509
26144 (1/01)